MAJOR CUSTOMERS (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) item	Dec. 31, 2017 USD ($) item	Dec. 31, 2016 item
Major Customers
Number of customers with the largest receivable balances | item	3	3	3
Net revenue | Customer concentration risk | Company A
Major Customers
Total net revenues	$ 718,341
Accounts receivable | Accounts receivable balances | Customer one
Major Customers
Concentration risk (as a percent)	12.00%	12.00%
Accounts receivable	$ 59,224	$ 34,468
Accounts receivable | Accounts receivable balances | Customer two
Major Customers
Concentration risk (as a percent)	5.00%	4.00%
Accounts receivable | Accounts receivable balances | Customer three
Major Customers
Concentration risk (as a percent)	5.00%	4.00%